COLT SECURITIZATION DEPOSITOR, LLC abs-15g

Exhibit 99.14

Loan Number	Seller Loan Number	Deal ID	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/Morningstar)	Initial Credit Grade (DBRS/Morningstar)	Initial Property Valuation Grade (DBRS/Morningstar)	Initial Compliance Grade (DBRS/Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/Morningstar)	Final Credit Grade (DBRS/Morningstar)	Final Property Grade (DBRS/Morningstar)	Final Compliance Grade (DBRS/Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
XXXX	XXXX	4350119610	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM Exempt	Loan Review Complete	XXXX	Resolved	XXXX	Credit	Guarantor Identification Missing or Defective	Missing photo identification for borrower: XXXX	XXXX: ID uploaded	XXXX	XXXX: Received ID	XXXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	XXXX	4350119610	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM Exempt	Loan Review Complete	XXXX	Rescinded	XXXX	Credit	Title Insurance Coverage - Inadequate Coverage	$XXXX Title Insurance coverage < $XXXX minimum coverage required.	XXXX: Rescind	XXXX	XXXX: Rescind	XXXX		D	A	C	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	XXXX	4350119613	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM Exempt	Loan Review Complete	XXXX	Resolved	XXXX	Credit	Guarantor Identification Missing or Defective	Missing photo identification for borrower: XXXX	XXXX: ID uploaded	XXXX	XXXX: ID received	XXXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	XXXX	4350119626	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM Exempt	Loan Review Complete	XXXX	Resolved	XXXX	Credit	Guarantor Identification Missing or Defective	Missing photo identification for borrower: XXXX	XXXX: Uploaded Patriot Act form. Client confirmed via email that this may be used instead of photo ID	XXXX	XXXX: Received Patriot Act form	XXXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	XXXX	4350119616	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM Exempt	Loan Review Complete	XXXX	Resolved	XXXX	Credit	Guarantor Identification Missing or Defective	Missing photo identification for borrower: XXXX	XXXX: ID uploaded	XXXX	XXXX: ID received	XXXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	XXXX	4350119614	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM Exempt	Loan Review Complete	XXXX	Resolved	XXXX	Credit	Guarantor Identification Missing or Defective	Missing photo identification for borrower: XXXX	XXXX: ID uploaded	XXXX	XXXX: ID received	XXXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	XXXX	4350119615	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM Exempt	Loan Review Complete	XXXX	Resolved	XXXX	Credit	Guarantor Identification Missing or Defective	Missing photo identification for borrower: XXXX	XXXX: ID uploaded	XXXX	XXXX: ID received	XXXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	XXXX	4350119626	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM Exempt	Loan Review Complete	XXXX	Resolved	XXXX	Credit	Release of Lien/Subordination Agreement/Satisfaction Missing or Defective	Missing Satisfaction of Mortgage or Release of Lien. Title Commitment Schedule B, Item 12 shows Mortgage assigned to XXXX, as Trustee for the benefit of the Holders of XXXX.	XXXX: Release of lien uploaded	XXXX	XXXX: Received Release of Lien	XXXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	XXXX	4350119627	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM Exempt	Loan Review Complete	XXXX	Resolved	XXXX	Credit	Release of Lien/Subordination Agreement/Satisfaction Missing or Defective	Missing Satisfaction of Mortgage or Release of Lien. Title Commitment Schedule B, Item 12 shows Mortgage assigned to XXXX, as Trustee for the benefit of the Holders of XXXX.	XXXX: Release of lien uploaded	XXXX	XXXX: Received Release of Lien	XXXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	XXXX	4350119624	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM Exempt	Loan Review Complete	XXXX	Resolved	XXXX	Credit	Release of Lien/Subordination Agreement/Satisfaction Missing or Defective	Missing Satisfaction of Mortgage or Release of Lien. Title Commitment Schedule B, Item 12 shows Mortgage assigned to XXXX, as Trustee for the benefit of the Holders of XXXX.	XXXX: Release of lien uploaded	XXXX	XXXX: Received Release of Lien	XXXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	XXXX	4350119628	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM Exempt	Loan Review Complete	XXXX	Resolved	XXXX	Credit	Release of Lien/Subordination Agreement/Satisfaction Missing or Defective	Missing Satisfaction of Mortgage or Release of Lien. Title Commitment Schedule B, Item 12 shows Mortgage assigned to XXXX, as Trustee for the benefit of the Holders of XXXX.	XXXX: Release of lien uploaded	XXXX	XXXX: Received Release of Lien	XXXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	XXXX	4350119625	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM Exempt	Loan Review Complete	XXXX	Resolved	XXXX	Credit	Release of Lien/Subordination Agreement/Satisfaction Missing or Defective	Missing Satisfaction of Mortgage or Release of Lien. Title Commitment Schedule B, Item 12 shows Mortgage assigned to XXXX, as Trustee for the benefit of the Holders of XXXX.	XXXX: Release of lien uploaded	XXXX	XXXX: Received Release of Lien	XXXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	XXXX	4350119627	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM Exempt	Loan Review Complete	XXXX	Resolved	XXXX	Credit	Guarantor Identification Missing or Defective	Missing photo identification for borrower: XXXX	XXXX: Uploaded Patriot Act form. Client confirmed via email that this may be used instead of photo ID	XXXX	XXXX: Received Patriot Act form	XXXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	XXXX	4350119624	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM Exempt	Loan Review Complete	XXXX	Resolved	XXXX	Credit	Guarantor Identification Missing or Defective	Missing photo identification for borrower: XXXX	XXXX: Uploaded Patriot Act form. Client confirmed via email that this may be used instead of photo ID	XXXX	XXXX: Received Patriot Act form	XXXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	XXXX	4350119628	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM Exempt	Loan Review Complete	XXXX	Resolved	XXXX	Credit	Guarantor Identification Missing or Defective	Missing photo identification for borrower: XXXX	XXXX: Uploaded Patriot Act form. Client confirmed via email that this may be used instead of photo ID	XXXX	XXXX: Received Patriot Act form	XXXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	XXXX	4350119625	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM Exempt	Loan Review Complete	XXXX	Resolved	XXXX	Credit	Guarantor Identification Missing or Defective	Missing photo identification for borrower: XXXX	XXXX: Uploaded Patriot Act form. Client confirmed via email that this may be used instead of photo ID	XXXX	XXXX: Received Patriot Act form	XXXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	XXXX	4350119620	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM Exempt	Loan Review Complete	XXXX	Resolved	XXXX	Credit	Guarantor Identification Missing or Defective	Missing photo identification for borrower: XXXX	XXXX: Uploaded Patriot Act form. Client confirmed via email that this may be used instead of photo ID	XXXX	XXXX: Received Patriot Act form	XXXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	XXXX	4350119621	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM Exempt	Loan Review Complete	XXXX	Resolved	XXXX	Credit	Guarantor Identification Missing or Defective	Missing identification for borrower: XXXX. Please provide photo ID or Patriot Act form.	XXXX: Patriot ACT uploaded	XXXX	XXXX: Received Patriot Act	XXXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	XXXX	4350119621	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM Exempt	Loan Review Complete	XXXX	Resolved	XXXX	Credit	Closing Documentation Missing or Defective	Missing closing package including: Note, Security Instrument, and Settlement Statement. Additional findings may be issued upon review of these documents	XXXX: Closing Package uploaded	XXXX	XXXX: Received Closing Package	XXXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	XXXX	4350119617	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM Exempt	Loan Review Complete	XXXX	Resolved	XXXX	Credit	No Credit Findings	The loan meets all applicable guides		XXXX		XXXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	XXXX	4350119608	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM: Exempt	Loan Review Complete	XXXX	Resolved	XXXX	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	REO XXXX, Lender using $XXXX per Final 1003; it is noted this property completed a Refinance with Lender XXXX, with monthly payment of $XXXX (PITI), no documents in file to support the new payment or new loan balance $XXXX AND attestation of HOA (if applicable) is missing	Document Uploaded. REO docs, Note, CD and payment letter to confirm payment for XXXX.	XXXX	Verification documents received.; ; Per Client request, reopening finding so more documentation may be added.	XXXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.01% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 66.01% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 739 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 12.23% is less than Guideline DTI of 50%

																				Borrower has stable job time - Borrower has 2.94 years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	4350119608	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM: Exempt	Loan Review Complete	XXXX	Resolved	XXXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXXX	Informational	XXXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.01% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 66.01% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 739 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 12.23% is less than Guideline DTI of 50%

																				Borrower has stable job time - Borrower has 2.94 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	4350119608	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM: Exempt	Loan Review Complete	XXXX	Resolved	XXXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXXX	Informational	XXXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.01% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 66.01% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 739 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 12.23% is less than Guideline DTI of 50%

																				Borrower has stable job time - Borrower has 2.94 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	4350119619	XXXX	XXXX	XXXX	XXXX	XXXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXXX	Resolved	XXXX	Credit	Borrower 1 Gap Credit Report is Missing	Borrower 1 Gap Credit Report is Missing Gap or undisclosed monitoring report within 30 days of closing is missing	Document Uploaded.	XXXX	Borrower 1 Gap Credit Report is not missing.; Drive Report provided.	XXXX	Borrower has stable job time - Borrower has 23.66 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 16.97% is less than Guideline DTI of 50%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	4350119619	XXXX	XXXX	XXXX	XXXX	XXXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXXX	Resolved	XXXX	Compliance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. (XXXX) The loan contains charges that exceed the good faith determination according to XXXX. The final sum of specific and non-specific lender credits ($XXXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1XXXX\ is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under XXXX. TILA 130b Cure Required. Refund in the amount of $XXXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The lender credit tolerance violation in the amount of $XXXX is due to decrease in Lender Credit from $XXXX to $XXXX. There was no COC in the file to explain the reason for the decrease.	Document Uploaded.	XXXX	valid COC provided; exception resolved; valid COC provided; exception resolved	XXXX	Borrower has stable job time - Borrower has 23.66 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 16.97% is less than Guideline DTI of 50%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 700	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	4350119619	XXXX	XXXX	XXXX	XXXX	XXXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXXX	Resolved	XXXX	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Documentation required to clear exception: Please provide proof that the Affiliated Business Disclosure was provided prior to closing or provide confirmation that the lender has no affiliates.	Affiliate Disclosure not provided/ required, per Final CD no affiliates were paid.	XXXX	Required Affiliated Business Disclosure Documentation Provided	XXXX	Borrower has stable job time - Borrower has 23.66 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 16.97% is less than Guideline DTI of 50%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 700	D	A	B	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	4350119619	XXXX	XXXX	XXXX	XXXX	XXXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXXX	Resolved	XXXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXXX	Informational	XXXX	Borrower has stable job time - Borrower has 23.66 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 16.97% is less than Guideline DTI of 50%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	4350119623	XXXX	XXXX	XXXX	XXXX	XXXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXXX	Resolved	XXXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	No open finding, please clear this open finding or provide clarification. Thank you!	XXXX	Informational	XXXX	Borrower has stable job time - Borrower has 6.04 years on job. Qualifying DTI below max allowed. - Calculated DTI of 37.62% is less than Guideline DTI of 50%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	4350119623	XXXX	XXXX	XXXX	XXXX	XXXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXXX	Resolved	XXXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	No finding to clear, please clear this open finding or provide clarification. Thank you!	XXXX	Informational	XXXX	Borrower has stable job time - Borrower has 6.04 years on job. Qualifying DTI below max allowed. - Calculated DTI of 37.62% is less than Guideline DTI of 50%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	4350119623	XXXX	XXXX	XXXX	XXXX	XXXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXXX	Resolved	XXXX	Compliance	Charges That Cannot Increase Test	TILA 130b Cure Required. Refund in the amount of $XXXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXXX is due to increase from $XXXX on the LE dated XXXX to $XXXX on the final CD dated XXXX for the loan discount points. No COC or pricing/lock confirmations were provided. This loan failed the charges that cannot increase test. (XXXX)The loan contains charges that exceed the good faith determination according to XXXX.One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to (XXXX) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX).	Document Uploaded.	XXXX	Valid COC received - exception resolved; Valid COC received - exception resolved	XXXX	Borrower has stable job time - Borrower has 6.04 years on job. Qualifying DTI below max allowed. - Calculated DTI of 37.62% is less than Guideline DTI of 50%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	4350119623	XXXX	XXXX	XXXX	XXXX	XXXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXXX	Resolved	XXXX	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Documentation required to clear exception: Please provide proof that the Affiliated Business Disclosure was provided prior to closing or provide confirmation that the lender has no affiliates.	Document Uploaded.	XXXX	Required Affiliated Business Disclosure Documentation Provided	XXXX	Borrower has stable job time - Borrower has 6.04 years on job. Qualifying DTI below max allowed. - Calculated DTI of 37.62% is less than Guideline DTI of 50%	C	A	B	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	4350119607	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM: EXEMPT	LOAN REVIEW COMPLETE	XXXX	RESOLVED	XXXX	CREDIT	CLOSING PROTECTION LETTER MISSING OR DEFECTIVE	MISSING CLOSING PROTECTION LETTER		XXXX	20260121/CA: RECEIVED	XXXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	XXXX	4350119607	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM: EXEMPT	LOAN REVIEW COMPLETE	XXXX	RESOLVED	XXXX	CREDIT	PAYOFF STATEMENT MISSING OR DEFECTIVE	MISSING PAYOFF STATEMENT		XXXX	20260121/CA: RECEIVED	XXXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	XXXX	4350119607	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM: EXEMPT	LOAN REVIEW COMPLETE	XXXX	RESOLVED	XXXX	CREDIT	CLOSING DISCLOSURE/SETTLEMENT STATEMENT MISSING OR DEFECTIVE	MISSING PRELIMINARY HUD DOES NOT MATCH THE LOAN AMOUNT		XXXX	20260121/CA: RECEIVED	XXXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	XXXX	4350119606	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM: EXEMPT	LOAN REVIEW COMPLETE	XXXX	RESOLVED	XXXX	CREDIT	CLOSING DISCLOSURE/SETTLEMENT STATEMENT MISSING OR DEFECTIVE	MISSING PRELIMINARY HUD DOES NOT MATCH THE LOAN AMOUNT		XXXX	20260209/CA: RECEIVED	XXXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	XXXX	4350119606	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM: EXEMPT	LOAN REVIEW COMPLETE	XXXX	RESOLVED	XXXX	CREDIT	LOAN AGREEMENT MISSING OR DEFECTIVE	MISSING LENDER-SIGNED LOAN AGREEMENT. PROVIDED LOAN AGREEMENT IS NOT SIGNED BY LENDER		XXXX	20260209/CA: RECEIVED	XXXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	XXXX	4350119609	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM: EXEMPT	LOAN REVIEW COMPLETE	XXXX	RESOLVED	XXXX	PROPERTY	APPRAISAL REVIEW - MISSING	MISSING APPRAISAL REVIEW		XXXX	20260209/CA: RECEIVED	XXXX		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	XXXX	4350119609	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM: EXEMPT	LOAN REVIEW COMPLETE	XXXX	RESOLVED	XXXX	CREDIT	CLOSING DISCLOSURE/SETTLEMENT STATEMENT MISSING OR DEFECTIVE	PROVIDED PRELIMINARY HUD DOES NOT MATCH THE LOAN AMOUNT.		XXXX	20260218/CA: RECEIVED	XXXX		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	XXXX	4350119609	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM: EXEMPT	LOAN REVIEW COMPLETE	XXXX	RESOLVED	XXXX	CREDIT	ESTOPPEL CERTIFICATE MISSING OR DEFECTIVE	MISSING ESTOPPEL CERTIFICATE		XXXX	20260212/CA: RECEIVED	XXXX		D	A	C	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	XXXX	4350119611	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM: EXEMPT	LOAN REVIEW COMPLETE	XXXX	RESOLVED	XXXX	CREDIT	LOAN APPLICATION MISSING OR DEFECTIVE	MISSING LOAN APPLICATION OR TERM SHEET		XXXX	20260218/CA: RECEIVED	XXXX		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	XXXX	4350119611	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM: EXEMPT	LOAN REVIEW COMPLETE	XXXX	RESOLVED	XXXX	CREDIT	ENTITY DOCUMENTATION - MISSING OR DEFECTIVE	MISSING OPERATING AGREEMENT FOR XXXX		XXXX	20260218/CA: RECEIVED	XXXX		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	XXXX	4350119611	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM: EXEMPT	LOAN REVIEW COMPLETE	XXXX	RESOLVED	XXXX	PROPERTY	APPRAISAL REVIEW - MISSING	MISSING APPRAISAL REVIEW		XXXX	20260218/CA: RECEIVED	XXXX		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	XXXX	4350119611	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM: EXEMPT	LOAN REVIEW COMPLETE	XXXX	RESOLVED	XXXX	CREDIT	CLOSING DISCLOSURE/SETTLEMENT STATEMENT MISSING OR DEFECTIVE	PROVIDED PRELIMINARY HUD DOES NOT MATCH THE LOAN AMOUNT.		XXXX	20260218/CA: RECEIVED	XXXX		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	XXXX	4350119611	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM: EXEMPT	LOAN REVIEW COMPLETE	XXXX	RESOLVED	XXXX	CREDIT	LOAN APPLICATION MISSING OR DEFECTIVE	MISSING LOAN APPLICATION OR TERM SHEET		XXXX	20260218/CA: RECEIVED	XXXX		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	XXXX	4350119612	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM: EXEMPT	LOAN REVIEW COMPLETE	XXXX	RESOLVED	XXXX	CREDIT	CLOSING DISCLOSURE/SETTLEMENT STATEMENT MISSING OR DEFECTIVE	PROVIDED PRELIMINARY HUD DOES NOT MATCH THE LOAN AMOUNT.		XXXX	20260219/CA: RECEIVED	XXXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	XXXX	4350119612	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM: EXEMPT	LOAN REVIEW COMPLETE	XXXX	RESOLVED	XXXX	CREDIT	LOAN AGREEMENT MISSING OR DEFECTIVE	MISSING LENDER-SIGNED LOAN AGREEMENT. PROVIDED LOAN AGREEMENT IS NOT SIGNED BY LENDER		XXXX	20260310/CA: RECEIVED	XXXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	XXXX	4350119609	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM: EXEMPT	LOAN REVIEW COMPLETE	XXXX	RESOLVED	XXXX	CREDIT	LOAN AGREEMENT MISSING OR DEFECTIVE	MISSING LENDER-SIGNED LOAN AGREEMENT. PROVIDED LOAN AGREEMENT IS NOT SIGNED BY LENDER		XXXX	20260227/CA: RECEIVED	XXXX		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	XXXX	4350119618	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM: EXEMPT	LOAN REVIEW COMPLETE	XXXX	RESOLVED	XXXX	CREDIT	NO FINDINGS	THE LOAN MEETS ALL APPLICABLE GUIDELINES IN POST-CLOSE REVIEW		XXXX		XXXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	XXXX	4350119622	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM: EXEMPT	LOAN REVIEW COMPLETE	XXXX	RESOLVED	XXXX	CREDIT	CLOSING DISCLOSURE/SETTLEMENT STATEMENT MISSING OR DEFECTIVE	PROVIDED PRELIMINARY HUD DOES NOT MATCH THE LOAN AMOUNT.		XXXX	20260320/CA: RECEIVED	XXXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	XXXX	4350119622	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM: EXEMPT	LOAN REVIEW COMPLETE	XXXX	RESOLVED	XXXX	CREDIT	TITLE INSURANCE COVERAGE - INADEQUATE COVERAGE	$XXXX TITLE INSURANCE COVERAGE < $XXXX MINIMUM INSURANCE REQUIRED		XXXX	20260320/CA: RECEIVED	XXXX		D	A	C	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A